LIABILITIES FOR ASSETS ACQUISITIONS AND ASSOCIATES (Details) R$ in Thousands, $ in Thousands					1 Months Ended
	Jun. 22, 2023 BRL (R$)	Jun. 22, 2023 USD ($)	Jun. 22, 2022 BRL (R$)	Jun. 22, 2022 USD ($)	Mar. 31, 2018 BRL (R$)	Aug. 31, 2014 BRL (R$)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)
LIABILITIES FOR ASSETS ACQUISITIONS AND SUBSIDIARIES
Assets acquisition								R$ 1,758,365
Business combination							187,187	303,957
Liabilities for assets acquisitions and associates							187,187	2,062,322
Current							93,405	1,856,763
Non-current							93,782	205,559
Facepa
LIABILITIES FOR ASSETS ACQUISITIONS AND SUBSIDIARIES
Business combination							25,924	42,655
Total consideration for assets acquisition					R$ 307,876
Payment amount for asset acquisition					R$ 267,876
VFFIP
LIABILITIES FOR ASSETS ACQUISITIONS AND SUBSIDIARIES
Business combination							161,263	261,302
Total consideration for assets acquisition						R$ 528,941
Payment amount for asset acquisition						R$ 44,998
Vitex/Parkia
LIABILITIES FOR ASSETS ACQUISITIONS AND SUBSIDIARIES
Assets acquisition								R$ 1,758,365
Additional payment for adjusted price	R$ 1,615,140	$ 337,000
Vitex/Parkia | Purchase and sale agreement, first installment
LIABILITIES FOR ASSETS ACQUISITIONS AND SUBSIDIARIES
Total consideration for assets acquisition			R$ 3,444,255	$ 667,000
Payment amount for asset acquisition			R$ 1,704,054	$ 330,000